Capital Stock (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Balance, amount	$ 34,326,005	$ 36,254,043	$ 35,156,483
Issued for private placements, net of share issue costs, amount	8,911,230		5,589,501
Issued pursuant to Restricted Share Unit Plan, amount
Issued pursuant to Restricted Share Unit Plan, number (in shares)		385,147
Shares issued for interest on gold loans, amount	699,651	$ 612,900	542,447
Finders fees on convertible loans, amount	581,181		92,805
Shares issued for settlement of leases, amount	2,781,473	792,381
Transfer of conversion component on conversion of convertible loans
Stock options exercised	26,333		1,742,000
Transfer of reserve on exercise of stock options
Shares issued for settlement of convertible loans, amount		792,381	49,166
Exercise of warrants, amount
Balance, amount	19,663,791	34,326,005	36,254,043
Issued capital [member]
Balance, amount	$ 127,003,132	$ 125,174,377	$ 122,380,723
Balance, number (in shares)	125,162,803	121,784,619	109,068,492
Issued for private placements, net of share issue costs, amount	$ 8,911,230		$ 5,589,501
Issued for private placements, net of share issue costs, number (in shares)	13,435,503		7,197,543
Issued pursuant to Restricted Share Unit Plan, amount		$ 188,722	$ 1,040,990
Issued pursuant to Restricted Share Unit Plan, number (in shares)		385,147	695,991
Shares issued for interest on gold loans, amount	$ 699,651	$ 612,900	$ 542,447
Shares issued for interest on gold loans, number (in shares)	1,836,229	1,172,128	814,089
Finders fees on convertible loans, amount	$ 581,181	$ 234,752	$ 92,805
Finders fees on convertible loans, number (in shares)	686,446	466,504	132,577
Shares issued for settlement of leases, amount	$ 2,781,473		$ 288,747
Shares issued for settlement of leases, number (in shares)	7,789,895		458,329
Transfer of conversion component on conversion of convertible loans	$ 1,402,631
Stock options exercised	$ 26,333		$ 1,742,000
Stock options exercised (in Shares)	63,333		3,146,944
Transfer of reserve on exercise of stock options	$ 27,722
Shares issued for settlement of convertible loans, amount		$ 792,381	$ 49,166
Shares issued for settlement of convertible loans, number (in shares)		1,354,405	83,333
Exercise of warrants, amount	$ 215,000
Exercise of warrants, number (in shares)	85,127
Balance, amount	$ 142,251,909	$ 127,003,132	$ 125,174,377
Balance, number (in shares)	150,391,558	125,162,803	121,784,619